Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Perkins Discovery Fund (Investor Class Shares)
Shareholder Report [Line Items]
Fund Name	Perkins Discovery Fund
Class Name	Investor Class Shares
Trading Symbol	PDFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Perkins Discovery Fund, Investor Class Shares for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.perkinsfund.com/reports-to-investors/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.perkinsfund.com/reports-to-investors/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Perkins Discovery Fund - Investor Class Shares	$129	2.50%¹

¹	Annualized

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.50% [1]
Factors Affecting Performance [Text Block]

What key factors affected the Fund's performance?

As a micro-cap fund, the Fund was affected primarily by the relative performance of micro-cap stocks as compared to large-cap companies and the market as a whole. After several difficult years, during which micro-cap companies have lagged behind large-caps, micro-caps have begun to perform better, but still lagged behind large-cap companies during the six-month period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	10 Year
Perkins Discovery Fund	24.96%	5.60%	6.39%
S&P 500® Index	34.38%	14.12%	11.32%
Wilshire US Micro Cap Index	16.43%	1.46%	2.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	In comparison, the S&P 500® Index returned 9.67% for the same period and our secondary benchmark the Wilshire US Micro Cap Index returned a -3.22%.
Net Assets	$ 7,401,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 35,373
Investment Company, Portfolio Turnover	2.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$7,401
Number of Holdings	29
Total Advisory Fee Paid	$35,373
Portfolio Turnover Rate	2.32%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Natera, Inc.	10.29%
ePlus, Inc.	9.97%
Veracyte, Inc.	9.66%
Vericel Corp.	8.56%
Axogen, Inc.	6.16%
ANI Pharmaceuticals, Inc.	5.72%
Option Care Health, Inc.	4.65%
NeoGenomics, Inc.	4.38%
Cantaloupe, Inc.	4.30%
BioLife Solutions, Inc.	4.23%

[1]	Annualized